Income Taxes - Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal tax based on statutory rate		$ 84,531	$ 102,508	$ 95,189
Effect of tax-exempt income		(5,801)	(9,435)	(8,203)
Interest and other nondeductible expenses		6,464	9,605	3,250
State taxes, net of federal benefit		12,459	6,970	4,770
Tax credits		(5,179)	(10,845)	(7,112)
Amortization on qualified affordable housing tax credits		0	5,227	4,185
Other		(60,196)	46,436	(6,886)
Total income tax expense		$ 32,278	$ 150,466	$ 85,193
Effective tax rate		8.00%	51.40%	31.30%
Discrete tax items	$ 6,600
Tax and Jobs Act of 2017, Income Tax Expense (Benefit)			$ 65,300
TCJA one-time tax expense		$ 51,000
Equity based compensation			3,000
Reversal of prior year deferred tax asset impairment			1,000
Deferred REIT distribution			$ 600